Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt, Unclassified [Abstract]
Summary of Long-Term Debt Instruments
The following table presents outstanding long-term debt due dates and principal amounts, net of debt discount, issuance and other costs and fair value adjustments at December 31, 2025 and 2024:

(Dollars in Thousands)			December 31,
Series	Type	Due	2025	2024
Puget Sound Energy:
7.020%	Senior Secured Note	2027	$300,000	$300,000
7.000%	Senior Secured Note	2029	100,000	100,000
3.900%	Pollution Control Bond	2031	138,460	138,460
4.000%	Pollution Control Bond	2031	23,400	23,400
5.330%	Senior Secured Note	2034	400,000	400,000
5.483%	Senior Secured Note	2035	250,000	250,000
6.724%	Senior Secured Note	2036	250,000	250,000
6.274%	Senior Secured Note	2037	300,000	300,000
5.757%	Senior Secured Note	2039	350,000	350,000
5.795%	Senior Secured Note	2040	325,000	325,000
5.764%	Senior Secured Note	2040	250,000	250,000
4.434%	Senior Secured Note	2041	250,000	250,000
5.638%	Senior Secured Note	2041	300,000	300,000
4.300%	Senior Secured Note	2045	425,000	425,000
4.223%	Senior Secured Note	2048	600,000	600,000
3.250%	Senior Secured Note	2049	450,000	450,000
2.893%	Senior Secured Note	2051	450,000	450,000
4.700%	Senior Secured Note	2051	45,000	45,000
5.448%	Senior Secured Note	2053	400,000	400,000
5.685%	Senior Secured Note	2054	400,000	400,000
5.598%	Senior Secured Note	2055	500,000	—
*	Debt discount, issuance cost and other	*	(49,176)	(45,835)

Total PSE long-term debt			$6,457,684	$5,961,025

Puget Energy:
*	Fair value adjustment of PSE long-term debt	*	$(122,820)	$(131,326)
2.379%	Senior Secured Note	2028	500,000	500,000
4.100%	Senior Secured Note	2030	650,000	650,000
4.224%	Senior Secured Note	2032	450,000	450,000
5.725%	Senior Secured Note	2035	600,000	—
*	Debt discount, issuance cost and other	*	(9,832)	(5,780)

Total Puget Energy long-term debt			$8,525,032	$7,423,919

*	Not Applicable .

Summary of Maturities of Long-Term Debt
The principal amounts of long-term debt maturities for the next five years and thereafter are as follows:

(Dollars in Thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Maturities of:
PSE	$—	$300,000	$—	$100,000	$—	$6,106,860	$6,506,860
Puget Energy	—	—	500,000	—	650,000	1,050,000	2,200,000

Total long-term debt	$—	$300,000	$500,000	$100,000	$650,000	$7,156,860	$8,706,860